Borrowings and Debentures (Tables)	6 Months Ended
Jun. 30, 2018
Borrowings [Abstract]
Details of borrowings

(1)	Details of borrowings are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	0.5 ~ 0.8	1,420,990
Borrowings from government funds	Small Enterprise And Market Service and others	0.0 ~ 2.5	1,782,603
Others	The Korea Development Bank and others	0.0 ~ 4.0	4,665,845

Subtotal			7,869,438

Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	0.0 ~ 6.5	7,148,402
Offshore borrowings in foreign currencies	JPMORGAN CHASE BANK	2.8	33,651

Subtotal			7,182,053

Bills sold	Others	0.0 ~ 1.2	23,874
Call money	Bank and others	0.0 ~ 6.3	818,889
Bonds sold under repurchase agreements	Other financial institutions	0.7 ~ 12.7	5,372
Present value discount			(27)

Total			15,899,599

	December 31, 2017
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	0.5 ~ 0.8	1,404,087
Borrowings from government funds	Small Enterprise And Market Service and others	0.0 ~ 2.9	1,723,340
Others	The Korea Development Bank and others	0.0 ~ 3.2	3,957,421

Subtotal			7,084,848

Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	0.0 ~ 6.8	6,996,551
Offshore borrowings in foreign currencies	Commonwealth Bank	1.8	28,285

Subtotal			7,024,836

Bills sold	Others	0.0 ~ 1.2	36,953
Call money	Bank and others	1.5 ~ 2.7	635,061
Bonds sold under repurchase agreements	Other financial institutions	0.6 ~ 12.7	3,173
Present value discount			(165)

Total			14,784,706

Schedule of debentures [Table Text Block]

(2)	Details of debentures are as follows (Unit: Korean Won in millions):

	June 30, 2018		December 31, 2017
	Interest rate (%)	Amount	Interest rate (%)	Amount
Face value of bond(*):
Ordinary bonds	1.5 ~ 4.5	21,105,565	1.5 ~ 5.8	22,468,908
Subordinated bonds	3.0 ~ 12.6	5,006,632	3.4 ~ 12.6	4,781,301
Other bonds	1.9 ~ 17.0	676,144	1.6 ~ 17.0	649,615

Subtotal		26,788,341		27,899,824

Discounts on bonds		(35,616)		(30,173)

Total		26,752,725		27,869,651

(*)

Included debentures under fair value hedge relationships are 3,150,145 million Won and 3,089,751 million Won as of June 30, 2018 and December 31, 2017, respectively. Also, debentures under cash flow hedge amounting to 724,487 million Won and 694,548 million Won are included as of June 30, 2018 and December 31, 2017.